Derivative Instruments and Hedging Activities (Details)	Sep. 30, 2023 MMBTU $ / MMBTU
Commodity Swap, Pay Floating
Derivative [Line Items]
Notional quantity (MMBtu) | MMBTU	3,226,002
Commodity Swap, Pay Floating | Maximum
Derivative [Line Items]
Fixed price/MMBtu	51.20
Commodity Swap, Pay Floating | Minimum
Derivative [Line Items]
Fixed price/MMBtu	49.50
Commodity Swap, Pay Fixed
Derivative [Line Items]
Notional quantity (MMBtu) | MMBTU	3,226,002
Commodity Swap, Pay Fixed | Maximum
Derivative [Line Items]
Fixed price/MMBtu	22.00
Commodity Swap, Pay Fixed | Minimum
Derivative [Line Items]
Fixed price/MMBtu	20.55